Investment (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Investments	$ 113,971
BBE Solutions SDN BHD [Member]
Schedule of Equity Method Investments [Line Items]
Investments	$ 113,971